CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Product Sales	$ 336,042	$ 323,848	$ 683,821	$ 585,572	$ 1,408,481	$ 1,050,394
Revenues from Services	123,128	48,099	199,764	96,458	283,598	118,792
Total Revenue	459,170	371,947	883,585	682,030	1,692,079	1,169,186
Cost of sales	236,986	271,809	507,521	459,919	1,148,338	820,979
Gross profit	222,184	100,138	376,064	222,111	543,741	348,207
Selling, general and administrative expenses	732,339	487,473	1,519,053	943,215	2,214,238	1,858,634
Loss from operations	(510,155)	(387,335)	(1,142,989)	(721,104)	(1,670,497)	(1,510,427)
Other income (expense)
Interest income	6	5	10	13	30	62
Interest expense	(21,758)	(446)	(37,885)	(891)	(2,627)	(271)
Total other income (expense), net	(21,752)	(441)	(37,875)	(878)	(2,597)	(209)
Net loss before taxes	(531,907)	(387,776)	(1,180,864)	(721,982)	(1,673,094)	(1,510,636)
Income taxes
Net Loss	(531,907)	(387,776)	(1,180,864)	(721,982)	(1,673,094)	(1,510,636)
Preferred stock dividends
Series A, Series B, Series C and Series D preferred	110,197	72,642	218,186	145,458	338,684	208,831
Total preferred stock dividends	110,197	72,642	218,186	145,458	338,684	208,831
Net loss attributable to common shareholders	$ (642,104)	$ (460,418)	$ (1,399,050)	$ (867,440)	$ (2,011,778)	$ (1,719,467)
Basic and diluted net loss per share	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.05)
Weighted average shares outstanding - Basic and diluted	37,377,483	39,046,279	36,927,554	36,285,718	34,587,695	32,612,378